Debt With Related Parties - Disclosure of Balances With Related Parties (Parenthetical) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
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Disclosure of transactions between related parties [line items]
Deferred and accrued interest rate	10.00%	10.00%
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Disclosure of transactions between related parties [line items]
Deferred and accrued interest rate	15.00%	15.00%